13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
04/30/2004

13F-HR
1Q04 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2004
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		04/30/2004
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 48
                                        ----------------------

Form 13F Information Table Value Total: 1,228,231
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   118958     1275 SH       SOLE                     1275
AFLAC                          COM              001055102    26789   667392 SH       SOLE                   519793            147599
                                                              8147   202975 SH       DEFINED 01             202975
Ambac Financial Group, Inc.    COM              023139108    52658   713712 SH       SOLE                   599319            114393
                                                             12744   172725 SH       DEFINED 01             172725
Autozone Inc                   COM              053332102    27893   324450 SH       SOLE                   264425             60025
                                                              7733    89950 SH       DEFINED 01              89950
Berkshire Hathaway - Cl. A     COM              084670108    25191      270 SH       SOLE                      155               115
                                                             10730      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    69911    22472 SH       SOLE                    20486              1986
                                                             16840     5413 SH       DEFINED 01               5413
Cadbury Schweppes PLC-SP ADR   COM              127209302    36525  1136067 SH       SOLE                   901825            234242
                                                             10653   331350 SH       DEFINED 01             331350
Cendant Corp.                  COM              151313103    76250  3126271 SH       SOLE                  2612038            514233
                                                             14516   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    22445   640921 SH       SOLE                   496750            144171
                                                              6640   189600 SH       DEFINED 01             189600
Closure Medical Corporation    COM              189093107     1507    54800 SH       SOLE                    54800
Comcast Class A Special        COM              20030N200    55954  2009104 SH       SOLE                  1674604            334500
                                                             15373   551975 SH       DEFINED 01             551975
Constellation Brands, Inc.     COM              21036P108    55399  1725813 SH       SOLE                  1395438            330375
                                                             16018   499000 SH       DEFINED 01             499000
Cox Communications             COM              224044107    32051  1014258 SH       SOLE                   806333            207925
                                                             10086   319175 SH       DEFINED 01             319175
Dow Jones & Co.                COM              260561105    33966   708960 SH       SOLE                   553610            155350
                                                             11456   239125 SH       DEFINED 01             239125
E. W. Scripps Co.              COM              811054204    44243   437577 SH       SOLE                   346508             91069
                                                             13042   128985 SH       DEFINED 01             128985
Equifax                        COM              294429105    31916  1236080 SH       SOLE                   966247            269833
                                                             11778   456175 SH       DEFINED 01             456175
Hewlett-Packard Co.            COM              428236103    22451   982954 SH       SOLE                   810328            172626
                                                              7036   308075 SH       DEFINED 01             308075
IMS Health                     COM              449934108    29593  1272250 SH       SOLE                   998875            273375
                                                              8739   375700 SH       DEFINED 01             375700
Johnson & Johnson              COM              478160104     1938    38210 SH       SOLE                    38210
Merck & Co.                    COM              589331107    24337   550742 SH       SOLE                   439596            111146
                                                              7009   158605 SH       DEFINED 01             158605
PartnerRe Ltd Bermuda          COM              G6852T105    31035   549784 SH       SOLE                   433730            116054
                                                             11290   200000 SH       DEFINED 01             200000
Ross Stores, Inc.              COM              778296103    18441   602068 SH       SOLE                   464685            137383
                                                              7448   243150 SH       DEFINED 01             243150
Time Warner, Inc.              COM              887317105    44366  2631445 SH       SOLE                  2166812            464633
                                                             13697   812425 SH       DEFINED 01             812425
Washington Post Co. Class B    COM              939640108     4709     5325 SH       SOLE                     5325
XL Cap Ltd.                    COM              G98255105    39332   517259 SH       SOLE                   417780             99479
                                                             10765   141575 SH       DEFINED 01             141575
Zale Corp                      COM              988858106    49747   808240 SH       SOLE                   663665            144575
                                                             18888   306875 SH       DEFINED 01             306875